Share Capital and Earnings Per Share - Summary of Basic and Diluted Earnings Per Common Share (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [abstract]
Basic earnings per common share	$ 2.77	$ 2.34
Diluted earnings per common share	$ 2.77	$ 2.33